INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Summary of loss before income taxes

	December 31,
	2020	2019	2018
Domestic	$(34,436,576)	$(65,402,000)	$(50,325,820)
Foreign	—	—	—
Loss before income taxes	$(34,436,576)	$(65,402,000)	$(50,325,820)

Summary of total income taxes allocated to operations

2020	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

2019	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

2018	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

Summary of reconciliation of the U.S. statutory income tax rate to the Company's effective tax rate

	December 31,
	2020	2019	2018
Federal statutory rate	21.00%	21.00%	21.00%
Permanent items	(2.74)	(0.02)	(0.01)
State taxes (net of federal benefit)	0.00	0.00	0.00
Deferred rate change	0.00	(0.02)	0.02
Valuation allowance	(17.28)	(20.28)	(20.47)
Stock-based compensation	(0.98)	(0.68)	(0.54)
Total provision and effective tax rate	0.00%	0.00%	0.00%

Summary of tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities

	December 31,
	2020	2019
Deferred tax assets:
Allowance for doubtful accounts	$49,815	$42,839
Accrued expenses	220,548	160,631
Inventory	116,354	127,349
Deferred rent	151,089	193,048
Lease liability	62,499	87,293
Warrants	463,701	261,436
Stock-based compensation	202,722	117,223
Charitable contributions	460,274	340,259
Net operating losses	71,553,413	66,025,752
Payroll taxes deferral	202,385	—
Disallowed interest expense	216,444	108,951
Total deferred tax assets	$73,699,244	$67,464,781
Less: valuation allowance	(72,057,082)	(65,260,394)
Net deferred tax assets	$1,642,162	$2,204,387

	December 31,
	2020	2019
Deferred tax liabilities:
Intangible assets	$(839,927)	$(1,090,104)
Property and equipment	(802,235)	(1,114,283)
Total deferred tax liabilities	$(1,642,162)	$(2,204,387)
Net deferred tax assets/liabilities	$—	$—

Summary of changes in the gross amount of unrecognized tax benefits

	December 31,
	2020	2019	2018
Beginning balance	$1,348,904	$1,372,064	$—
Increases based on tax positions during the current period	—	301,847	1,617,975
(Decreases) based on tax positions during the current period	—	(325,007)	(245,911)
Ending balance	$1,348,904	$1,348,904	$1,372,064